Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000125197 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust BuyWrite Income ETF
Average Annual Return, Percent		11.01%	11.52%		8.20%
C000125204 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Nasdaq BuyWrite Income ETF
Average Annual Return, Percent		12.53%	10.53%		7.01%
C000200399 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Dorsey Wright DALI Equity ETF
Average Annual Return, Percent		11.75%	6.66%	5.80%
C000257781 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Small Cap BuyWrite Income ETF
Average Annual Return, Percent	3.33%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		17.88%	14.42%	14.65%	14.82%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.14%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	15.76%
Cboe S And P 500 BuyWrite Monthly Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cboe S&P 500® BuyWrite Monthly Index
Average Annual Return, Percent		8.91%	9.33%		7.31%
Cboe Nasdaq 100 BuyWriteTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cboe Nasdaq-100 BuyWriteTM Index
Average Annual Return, Percent		7.87%	8.20%		8.87%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100 Index®
Average Annual Return, Percent		21.02%	15.30%		19.70%
Nasdaq Dorsey Wright DALI EquityTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Dorsey Wright DALI Equity™ Index
Average Annual Return, Percent		12.01%	7.07%	6.16%
Cboe Russell 2000 BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cboe Russell 2000 BuyWrite Index
Average Annual Return, Percent	5.82%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent	15.57%